Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Net rental expense for operating leases
Minimum rentals	$ 2,210		$ 2,165	$ 2,087
Contingent rentals	41		48	49
Gross lease rental expense	2,251		2,213	2,136
Less: sublease income	(21)		(20)	(19)
Net lease rental expense	2,230		2,193	2,117
Future minimum lease payments under operating leases
2014	2,175	[1]
2015	2,129	[1]
2016	2,055	[1]
2017	1,964	[1]
2018	1,853	[1]
Thereafter	16,914	[1]
Total future lease payments	27,090	[1]
Minimum sublease rentals due in future under non-cancelable subleases	224
Future minimum lease payments under capital leases
2014	46
2015	46
2016	47
2017	47
2018	47
Thereafter	556
Total future lease payments	789
Less: imputed interest	(399)
Present value of capital lease obligations	390
Proceeds from sale-leaseback transactions	$ 600		$ 529	$ 592
Retail and mail order locations, distribution centers and corporate offices
Operating leased assets
Number of distribution centers leased	10
Retail and mail order locations, distribution centers and corporate offices | Minimum
Operating leased assets
Non-cancelable operating leases, initial term (in years)	15 years
Retail and mail order locations, distribution centers and corporate offices | Maximum
Operating leased assets
Non-cancelable operating leases, initial term (in years)	25 years
Equipment and other assets | Minimum
Operating leased assets
Non-cancelable operating leases, initial term (in years)	3 years
Equipment and other assets | Maximum
Operating leased assets
Non-cancelable operating leases, initial term (in years)	10 years

[1]	Future operating lease payments have not been reduced by minimum sublease rentals of $224 million due in the future under noncancelable subleases.